Revenues (Details) - Schedule of timing of revenue recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues (Details) - Schedule of timing of revenue recognition [Line Items]
Total revenue	$ 10,493	$ 3,399	$ 7,070
Goods and services transferred over time [Member]
Revenues (Details) - Schedule of timing of revenue recognition [Line Items]
Total revenue	1,074	654	650
Goods transferred at a point in time [Member]
Revenues (Details) - Schedule of timing of revenue recognition [Line Items]
Total revenue	$ 9,419	$ 2,745	$ 6,420